CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 8,349,867	$ 8,046,950
Restricted cash	6,849,705	7,973,955
Accounts receivable, net	32,052,930	26,749,890
Inventories	5,165,142	6,681,810
Prepaid expenses and other current assets	13,878,586	12,342,115
VAT tax receivable	75,203	116,978
Total current assets	66,371,433	61,911,698
Non-current assets
Property, plant and equipment, net	7,221,919	8,437,380
Construction in progress	1,224,897	1,255,430
Land use right, net	279,595	293,387
Intangible asset, net	2,562,213	3,126,601
Total non-current assets	11,288,624	13,112,798
Total assets	77,660,057	75,024,496
Current Liabilities
Accounts payable	16,272,265	14,555,284
Bank loans	11,584,412	12,957,657
Income tax payable	296,131	142,623
Advanced from unrelated parties	573,314	767,658
Accrued liabilities and other payables	$ 1,960,737	1,952,827
Due to related parties		166,297
Total current liabilities	$ 30,686,859	30,542,346
Total liabilities	30,686,859	30,542,346
Stockholders' equity
Ordinary share, $0.000256 par value,100,000,000 shares authorized; 27,780,000 shares issued and outstanding as of December 31, 2014 and 2013	7,112	7,112
Additional paid-in capital	3,115,572	3,115,572
Statutory reserve	3,316,250	3,316,250
Retained earnings	37,168,597	33,538,966
Accumulated other comprehensive income	3,365,667	4,504,250
Total TODA stockholders' equity	46,973,198	44,482,150
Total equity	46,973,198	44,482,150
Total liabilities and stockholders' equity	$ 77,660,057	$ 75,024,496